Intangible Assets - Schedule of Estimated Future Amortization Expense Related to Intangible Assets (Details) - KRW (₩) ₩ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2018	₩ 50,449	₩ 100,880
2019	100,899	100,880
2020	100,759	100,741
2021	100,479	100,461
2022	18	91
Total	₩ 352,604	₩ 403,053	₩ 507,239